Operating Lease (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease [Abstract]
Schedule of Operating Lease Related Assets and Liabilities

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	December 31, 2025	December 31, 2024
Right of use assets	$34,354,338	$36,627,800

Operating lease liabilities, current	2,867,727	2,118,900
Operating lease liabilities, noncurrent	34,474,040	34,327,142
Total operating lease liabilities	$37,341,767	$36,446,042

Other information about the Company’s leases is as follows:

	For the Year Ended December 31,
	2025	2024	2023
Operating cash flows used in operating leases	$3,206,712	$761,288	$173,267
Weighted average remaining lease term (years)	8.9	10.5	32.4
Weighted average discount rate	6%	7%	10%

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2025:
December 31, 2025
For the year ending December 31, 2026	$4,992,890
For the year ending December 31, 2027	5,140,919
For the year ending December 31, 2028	5,290,201
For the year ending December 31, 2029	5,501,715
For the year ending December 31, 2030	5,658,868
Thereafter	23,001,193
Total lease payments	49,585,786
Less: Imputed interest	12,244,019
Present value of operating lease liabilities	$37,341,767